PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	$ 2,562	$ 2,407	$ 2,632
Site restoration
Disclosure of other provisions [line items]
Provisions	220	152	$ 309
Indemnification provision
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	(98)
Complementary agreement term
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	240
France | Site restoration
Disclosure of other provisions [line items]
Provisions	98	79
Brazil | Indemnification provision
Disclosure of other provisions [line items]
Provisions	$ 217	$ 187